Consolidated Statements of Stockholders' Equity (Integrated Medicine and Chiropractic Regeneration Center PSC) - Integrated Medicine and Chiropractic Regeneration Center PSC [Member] - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Total Stockholders Equity [Member]
Balance at Dec. 31, 2015	$ 1,000	$ 719,484	$ 720,484
Balance, shares at Dec. 31, 2015	1,000
Net (loss) income		(84,486)	(84,486)
Distributions		(140,000)	(140,000)
Balance at Dec. 31, 2016	$ 1,000	494,998	495,995
Balance, shares at Dec. 31, 2016	1,000
Net (loss) income		144,177	144,177
Distributions		(200,000)	(200,000)
Balance at Dec. 31, 2017	$ 1,000	494,998	495,995
Balance, shares at Dec. 31, 2017	1,000
Balance at Dec. 31, 2017	$ 1,000	$ 494,998	$ 495,995
Balance, shares at Dec. 31, 2017	1,000